1933 Act File No. 2-75756
1940 Act File No. 811-3385

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 33	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X
Amendment No. 28	X

FEDERATED STOCK TRUST

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)
X	on December 31, 2000 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a) (i)
on pursuant to paragraph (a) (i)
75 days after filing pursuant to paragraph (a)(ii)
on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C. 20037

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036

Federated
World-Class Investment Manager®

Federated Stock Trust

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PROSPECTUS

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DECEMBER 31, 2000

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A large capitalization value mutual fund seeking to provide growth of income and capital by investing primarily in common stocks of high quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 8

How is the Fund Sold? 8

How to Purchase Shares 9

How to Redeem Shares 11

Account and Share Information 14

Who Manages the Fund? 15

Financial Information 16

Independent Auditors' Report 29

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide growth of income and capital. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's share price may decline suddenly or over a sustained period of time.
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  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect the sectors emphasized by the Fund.
  Risks Relating To Investing For Value. The Fund generally uses a "value" style of investing so that the Fund's share price may lag that of other funds using a different investment style.
  Risks of Investing in American Depositary Receipts. Because the Fund may invest in American Depositary Receipts (ADRs), interests in underlying securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return for the nine-month period from January 1, 2000 to September 30, 2000 was 0.13%.

Within the period shown in the chart, the Fund's highest quarterly return was 16.48% (quarter ended December 31, 1998). Its lowest quarterly return was (15.58%) (quarter ended September 30, 1990).

Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Standard & Poor's 500 (S&P 500), a broad based market index, and Lipper Multi-Cap Value Funds Average (LMCVFA), an average of funds with similar investment objectives. Total returns for the indexes shown do no reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	S&P 500	LMCVFA
1 Year	6.08%	21.05%	7.02%
5 Years	22.40%	28.56%	8.43%
10 Years	15.49%	18.21%	13.42%

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED STOCK TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.67%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	1.04%

[1] Although not contractually obligated to do so, the shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended October 31, 2000.

Total Waiver of Fund Expenses	0.10%
Total Actual Annual Fund Operating Expenses (after waivers)	0.94%

[2] The maximum investment management fee is 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets and 0.40% of average daily net assets in excess of $2 billion.

[3] A portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.15% for the fiscal year ended October 31, 2000.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$106

3 Years	$331

5 Years	$574

10 Years	$1,271

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What are the Fund's Investment Strategies?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth. The Adviser attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings ordinarily will be in large capitalization companies that are in the top 25% of their industries with regard to revenues.

The Adviser ranks the future performance potential of companies, based on valuation models which attempt to identify companies trading at low valuation relative to their history, to the market and to their expected future growth. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earning estimates. In addition, the Adviser performs traditional fundamental analysis to select the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises more than 5% of the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

American Depositary Receipts

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ADRs represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying ADRs are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions.

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What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF INVESTING IN AMERICAN DEPOSITARY RECEIPTS

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Because the Fund may invest in ADRs, interests in underlying securities issued by foreign companies, the Fund's share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

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What Do Shares Cost?

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You can purchase or redeem shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. From time to time, the Fund may purchase foreign securities that trade in foreign markets on days the NYSE is closed. The value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund does not charge a front-end sales charge. The Fund generally values equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or to individuals, directly or through investment professionals.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

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You may redeem Shares by simply calling the Fund at 1-800-341-7400. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Michael P. Donnelly

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Michael P. Donnelly has been a Portfolio Manager of the Fund since November 1997. He is Vice President of the Fund. Mr. Donnelly joined Federated in 1989 as an Investment Analyst. He served as a Portfolio Manager from 1994 to 1998 and became a Senior Portfolio Manager in 1998. He was a Vice President of the Fund's Adviser from 1994 to 1999. In May 1999, Mr. Donnelly became a Senior Vice President of the Fund's Adviser. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

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Kevin R. McCloskey

Kevin R. McCloskey was named a Portfolio Manager of the Fund in October 1999. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He earned his M.B.A. with concentrations in investment management and quantitative methods from the University of Dayton.

ADVISORY FEES

The Adviser receives an annual investment advisory fee based on the Fund's average daily net assets as shown in the chart below. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Average Daily Net Assets	Advisory Fee as a Percentage of Average Daily Net Assets
First $500 million	0.750%

Second $500 million	0.675%

Third $500 million	0.600%

Fourth $500 million	0.525%

Over $2 billion	0.400%

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Under the investment advisory contract, the Adviser will waive or reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

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Financial Information

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The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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The Financial Highlights for the years ended October 31, 2000 and October 31, 1999, have been audited by Deloitte & Touche LLP. The Financial Highlights for each of the years in the three years ended October 31, 1998, were audited by other auditors. Deloitte & Touche LLP's report is included with the Fund's audited financial statements in this prospectus.

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Financial Highlights

(For a Share Outstanding Throughout Each Period)

Reference is made to the Independent Auditors' Report on page 29.

Year Ended October 31	2000	1999 [1]	1998	1997	1996

Net Asset Value, Beginning of Period	$37.83	$38.07	$39.90	$34.38	$30.66

Income From Investment Operations:

Net investment income	0.38	0.37	0.37	0.36	0.53

Net realized and unrealized gain on investments	1.53	3.64	5.38	9.54	5.84

TOTAL FROM INVESTMENT OPERATIONS	1.91	4.01	5.75	9.90	6.37

Less Distributions:

Distributions from net investment income	(0.37)	(0.36)	(0.36)	(0.38)	(0.51)

Distributions from net realized gain on investments	(2.55)	(3.89)	(7.22)	(4.00)	(2.14)

TOTAL DISTRIBUTIONS	(2.92)	(4.25)	(7.58)	(4.38)	(2.65)

Net Asset Value, End of Period	$36.82	$37.83	$38.07	$39.90	$34.38

Total Return[2]	5.49%	11.03%	16.40%	32.27%	22.08%

Ratios to Average Net Assets:

Expenses	0.94%	0.95%	0.96%	0.99%	0.99%

Net investment income	1.06%	0.98%	0.98%	0.99%	1.64%

Expense waiver/reimbursement[3]	0.10%	0.10%	0.11%	0.13%	0.15%

Supplemental Data:

Net assets, end of period (000 omitted)	$1,456,221	$1,659,250	$1,448,819	$1,174,018	$830,545

Portfolio turnover	26%	25%	41%	71%	55%

1 For the year ended October 31, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

October 31, 2000

Shares			Value

		COMMON STOCKS--99.2%
		Basic Materials--2.8%
303,000		Du Pont (E.I.) de Nemours & Co.	$13,748,625
375,500		International Paper Co.	13,752,687
283,300		PPG Industries, Inc.	12,642,263

		TOTAL	40,143,575

		Capital Goods--8.6%
336,400		Ingersoll-Rand Co.	12,699,100
256,700		Johnson Controls, Inc.	15,305,737
517,010		Koninklijke (Royal) Philips Electronics NV, ADR	20,648,087
196,600		Northrop Grumman Corp.	16,514,400
373,600		Parker-Hannifin Corp.	15,457,700
187,800		Textron, Inc.	9,472,163
467,544		Tyco International Ltd.	26,503,901
420,400		Waste Management, Inc.	8,408,000

		TOTAL	125,009,088

		Communication Services--4.2%
468,850		AT&T Corp.	10,871,459
489,800		Sprint Corp. (Fon Group)	12,489,900
512,156		Verizon Communications	29,609,019
364,000	[1]	WorldCom, Inc.	8,645,000

		TOTAL	61,615,378

		Consumer Cyclicals--6.5%
367,900		Block (H&R), Inc.	13,129,431
856,200	[1]	Cendant Corp.	10,274,400
952,900		Cooper Tire & Rubber Co.	10,422,344
351,200	[1]	Federated Department Stores, Inc.	11,435,950
609,064		Ford Motor Co.	15,911,797
189,230		General Motors Corp.	11,755,914
288,200		TRW, Inc.	12,104,400
204,200		Wal-Mart Stores, Inc.	9,265,575

		TOTAL	94,299,811

		Consumer Staples--11.1%
798,800	[1]	Charter Communications, Inc.	15,576,600
342,600		General Mills, Inc.	14,303,550
365,000		Kimberly-Clark Corp.	24,090,000
449,600		Nabisco Group Holdings Corp.	12,982,200
674,400		News Corp. Ltd., ADR	24,404,850
517,200		Philip Morris Cos., Inc.	18,942,450
640,600		Sara Lee Corp.	13,812,938
572,200		UST, Inc.	14,448,050
396,000	[1]	Viacom, Inc., Class A	22,671,000

		TOTAL	161,231,638

		Energy--10.4%
471,800		Ashland, Inc.	15,451,450
181,500		Chevron Corp.	14,905,687
606,400		ENSCO International, Inc.	20,162,800
245,800		ExxonMobil Corp.	21,922,287
264,000		Kerr-McGee Corp.	17,242,500
342,800		Royal Dutch Petroleum Co., ADR	20,353,750
196,000		Texaco, Inc.	11,576,250
505,700		Tosco Corp.	14,475,663
539,500		USX - Marathon Group, Inc.	14,667,656

		TOTAL	150,758,043

		Financials--21.9%
241,975		ABB AB, ADR	21,498,099
291,100		Allmerica Financial Corp.	18,357,494
556,300		Allstate Corp.	22,391,075
391,700		Bank of America Corp.	18,826,081
332,006		Bear Stearns Cos., Inc.	20,127,864
182,400		CIGNA Corp.	22,243,680
686,300		CIT Group, Inc., Class A	11,967,356
1,899,700		Conseco, Inc.	13,179,169
351,900		First Union Corp.	10,666,969
414,800		Lincoln National Corp.	20,065,950
241,600		Loews Corp.	21,970,500
273,600		MBIA, Inc.	19,887,300
158,450		Marsh & McLennan Cos., Inc.	20,717,337
372,500		Morgan Stanley, Dean Witter & Co.	29,916,406
409,300		PNC Financial Services Group	27,371,938
463,700		Washington Mutual, Inc.	20,402,800

		TOTAL	319,590,018

		Health Care--10.4%
488,000		Abbott Laboratories	25,772,500
258,900		Baxter International, Inc.	21,278,344
474,000		Bristol-Myers Squibb Co.	28,884,375
1,639,800	[1]	HEALTHSOUTH Corp.	19,677,600
250,600		Merck & Co., Inc.	22,538,337
259,922		Pharmacia Corp.	14,295,710
178,700		UnitedHealth Group, Inc.	19,545,313

		TOTAL	151,992,179

		Technology--15.7%
542,100		Compaq Computer Corp.	16,485,261
193,800	[1]	Computer Sciences Corp.	12,209,400
243,500		Electronic Data Systems Corp.	11,429,281
523,600		First Data Corp.	26,245,450
831,300		Galileo International, Inc.	16,418,175
199,275		General Motors Corp., Class H	6,456,510
215,300		International Business Machines Corp.	21,207,050
283,500	[1]	Lexmark International Group, Class A	11,623,500
348,800		Lucent Technologies, Inc.	8,131,400
506,000		Motorola, Inc.	12,618,375
1,586,000	[1]	Novell, Inc.	14,274,000
351,800	[1]	Seagate Technology, Inc.	24,582,025
896,600	[1]	Storage Technology Corp.	8,741,850
287,800	[1]	Sun Microsystems, Inc.	31,909,825
550,000	[1]	Unisys Corp.	7,012,500

		TOTAL	229,344,602

		Transportation--1.1%
334,200		Union Pacific Corp.	15,665,625

		Utilities--6.5%
772,100		Edison International	18,433,888
601,500		Entergy Corp.	23,044,969
286,800		FPL Group, Inc.	18,928,800
426,000		Public Service Enterprises Group, Inc.	17,679,000
408,500		Reliant Energy, Inc.	16,876,156

		TOTAL	94,962,813

		TOTAL COMMON STOCKS (IDENTIFIED COST $1,150,963,550)	1,444,612,770

		MUTUAL FUND--0.9%
13,724,453		Prime Value Obligations Fund, Class IS (at net asset value)	13,724,453

		TOTAL INVESTMENTS (IDENTIFIED COST $1,164,688,003)[2]	$1,458,337,223

1 Denotes a non-income producing security.

2 The cost of investments for federal tax purposes amounts to $1,164,749,744. The net unrealized appreciation of investments on a federal tax basis amounts to $293,587,479 which is comprised of $469,603,895 appreciation and $176,016,416 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($1,456,221,275) at October 31, 2000.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2000

Assets:
Total investments in securities, at value (identified cost $1,164,688,003 and tax cost $1,164,749,744)		$1,458,337,223
Income receivable		1,339,286
Receivable for shares sold		1,768,345

TOTAL ASSETS		1,461,444,854

Liabilities:
Payable for shares redeemed	$4,911,367
Payable to Bank	9,242
Accrued expenses	302,970

TOTAL LIABILITIES		5,223,579

Net assets for 39,552,699 shares outstanding		$1,456,221,275

Net Assets Consist of:
Paid in capital		$1,049,897,382
Net unrealized appreciation of investments		293,649,220
Accumulated net realized gain on investments		110,744,542
Undistributed net investment income		1,930,131

TOTAL NET ASSETS		$1,456,221,275

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,456,221,275 ÷ 39,552,699 shares outstanding		$36.82

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended October 31, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $186,173)			$29,767,419
Interest			1,074,268

TOTAL INCOME			30,841,687

Expenses:
Investment adviser fee		$10,334,324
Administrative personnel and services fee		1,161,368
Custodian fees		87,772
Transfer and dividend disbursing agent fees and expenses		168,134
Directors'/Trustees' fees		22,887
Auditing fees		13,582
Legal fees		8,477
Portfolio accounting fees		156,929
Shareholder services fee		3,855,282
Share registration costs		29,247
Printing and postage		118,324
Insurance premiums		4,646
Miscellaneous		32,693

TOTAL EXPENSES		15,993,665

Waiver, Reimbursement and Expense Reductions:
Waiver of shareholder services fee	$(1,449,462)
Reimbursement of investment adviser fee	(453)
Fees paid indirectly from broker arrangements	(13,073)

TOTAL WAIVER, REIMBURSEMENT AND EXPENSE REDUCTIONS		(1,462,988)

Net expenses			14,530,677

Net investment income			16,311,010

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			110,745,708
Net change in unrealized appreciation of investments			(52,963,277)

Net realized and unrealized gain on investments			57,782,431

Change in net assets resulting from operations			$74,093,441

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended October 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,311,010	$16,250,512
Net realized gain on investments ($110,808,911 and $111,628,083, respectively, as computed for federal tax purposes)	110,745,708	111,628,083
Net change in unrealized appreciation of investments	(52,963,277)	28,045,263

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	74,093,441	155,923,858

Distributions to Shareholders:
Distributions from net investment income	(16,237,570)	(15,491,074)
Distributions from net realized gain on investments	(111,600,043)	(148,430,859)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(127,837,613)	(163,921,933)

Share Transactions:
Proceeds from sale of shares	832,506,520	682,935,698
Proceeds from shares issued in connection with the tax-free acquisition of assets from WCT Equity Fund	22,751,387	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Cape Cod Trust, a Common Trust Fund	--	5,826,243
Proceeds from shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	4,453,500
Net asset value of shares issued to shareholders in payment of distributions declared	94,109,835	112,836,967
Cost of shares redeemed	(1,098,652,645)	(587,623,382)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(149,284,903)	218,429,026

Change in net assets	(203,029,075)	210,430,951

Net Assets:
Beginning of period	1,659,250,350	1,448,819,399

End of period (including undistributed net investment income of $1,930,131 and $1,856,691, respectively)	$1,456,221,275	$1,659,250,350

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2000

ORGANIZATION

Federated Stock Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The investment objective of the Fund is to provide growth of income and capital by investing principally in a professionally managed and diversified portfolio of common stocks of high-quality companies.

On December 14, 1998, the Fund received a tax-free transfer of assets from Cape Cod Trust, a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
164,444	$5,826,243	$3,853,453		$1,467,220,271	$5,826,243	$1,473,046,514

On July 19, 1999, the Fund received a tax-free transfer of assets from Vermont National Bank, a Common Trust Fund as follows:

Shares of the Fund Issued	Common Trust Fund Net Assets Received	Unrealized Appreciation	[1]	Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
105,709	$4,453,500	$2,423,700		$1,917,930,155	$4,453,500	$1,922,383,655

1 Unrealized appreciation is included in the Common Trust Fund Net Assets Received amounts shown above.

On April 28, 2000, the Fund acquired all the net assets of the WCT Equity Fund ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's Shareholders. The acquisition was accomplished by a tax-free exchange as follows:

Shares of the Fund Issued	WCT Equity Fund Net Assets Received	Unrealized Appreciation	[2]	Net Assets of the Fund Prior to Combination	Net Assets of WCT Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
648,927	$22,751,387	$4,704,126		$1,525,386,116	$22,751,387	$1,548,137,503

2 Unrealized appreciation is included in the WCT Equity Fund Net Assets Received amount shown above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at their market value as determined in good faith using methods approved by the Board of Trustees (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in capital stock were as follows:

Year Ended October 31	2000	1999

Shares sold	23,795,026	17,620,456
Proceeds from shares issued in connection with the tax-free acquisition of assets from WCT Equity Fund	648,927	--
Shares issued in connection with the tax-free transfer of assets from Cape Cod Trust, a Common Trust Fund	--	164,444
Shares issued in connection with the tax-free transfer of assets from Vermont National Bank, a Common Trust Fund	--	105,709
Shares issued to shareholders in payment of distributions declared	2,673,958	3,081,401
Shares redeemed	(31,426,490)	(15,170,316)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,308,579)	5,801,694

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion. The Adviser will waive its adviser fee or reimburse the Fund for certain operating expenses in an amount, if any, by which the Fund's aggregate annual operating expenses, including its investment adviser fee but excluding interest, taxes, brokerage, commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1% of average daily net assets of the Fund.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Expense Reductions

The Fund directs certain portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended October 31, 2000, the Fund's expenses were reduced by $13,073 under these arrangements.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended October 31, 2000 were as follows:

Purchases	$396,168,856

Sales	$646,887,395

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED STOCK TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock Trust (the "Fund") as of October 31, 2000, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 2000 and 1999 and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three years ended October 31, 1998 were audited by other auditors whose report dated December 21, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Stock Trust as of October 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 8, 2000

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A Statement of Additional Information (SAI) dated December 31, 2000 is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
World-Class Investment Manager®

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-3385
Cusip 313900102

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8120102A (12/00)

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Federated is a registered mark of Federated Investors, Inc.
2000 ©Federated Investors, Inc.

FEDERATED STOCK TRUST

APPENDIX TO THE PROSPECTUS

Risk/Return Bar Chart

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Stock Trust as of the calendar year-end for each of ten years.

The 'y' axis reflects the "% Total Return" beginning with "-10%" and increasing in increments of 10% up to 40%.

The 'x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999, The percentages noted are: (4.99%), 29.04%, 11.94%, 12.49%, (0.45%), 35.63%, 21.17%, 34.42%, 17.26% and 6.08%.

Federated Stock Trust

STATEMENT OF ADDITIONAL INFORMATION

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December 31, 2000

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Stock Trust (Fund), dated December 31, 2000. Obtain the prospectus and the Annual Report's Management Discussion of Fund Performance without charge by calling 1-800-341-7400.

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Federated
World-Class Investment Manager®

Federated Stock Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

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8120102B (12/00)


Federated is a registered mark of Federated Investors, Inc.
2000© Federated Investors, Inc.

CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 6

How is the Fund Sold? 6

Exchanging Securities for Shares 6

Subaccounting Services 6

Redemption in Kind 6

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Massachusetts Partnership Law 7

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Account and Share Information 7

Tax Information 7

Who Manages and Provides Services to the Fund? 8

How Does the Fund Measure Performance? 11

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Who is Federated Investors, Inc.? 12

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Addresses 14

How is the Fund Organized?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 30, 1981. The Fund's investment adviser is Federated Investment Management Company (Adviser).

Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

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EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

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Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed income security.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund invests.

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Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

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Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of United States or foreign banks.

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Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.

DEPOSITARY RECEIPTS

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Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. In addition, ADRs are traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

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SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

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Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

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Inter-fund Borrowing and Lending Arrangements

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The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

FIXED INCOME SECURITIES INVESTMENT RISKS

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Liquidity Risks

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security, and the Fund could incur losses.

Risks Associated with Noninvestment Grade Securities

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

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FOREIGN SECURITIES INVESTMENT RISKS

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Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

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Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

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FUNDAMENTAL INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide growth of income and capital. The investment objective may not be changed by the Fund's Trustees without shareholder approval.

INVESTMENT LIMITATIONS

Diversification

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Concentration

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The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration limitation tests as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Fund's total assets in any one industry will constitute "concentration."

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The above limitations cannot be changed by the Board of Trustees (Board) unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Investing in Commodities

As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

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Concentration

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

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Purchases on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Investing in Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Restricted Securities

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The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

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Investing in Common Stock and Other Securities

Under normal market circumstances, at least 65% of the Fund's portfolio will be invested in common stocks of high-quality companies.

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Sector Exposure

In determining the amount to invest in a security, the Adviser limits the Fund's exposure to major sectors that comprise the S&P 500 Index.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

  for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;
  in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;
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  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
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  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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TRADING IN FOREIGN SECURITIES

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value (NAV), the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

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What Do Shares Cost?

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The Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

Exchanging Securities for Shares

You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares.

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As of December 7, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

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Name and Address of Shareholder	Percentage Owned
Charles Schwab & Co. Inc. Attn: Mutual Fund Department 101 Montgomery Street San Francisco, CA 94101-4122	6.09%
National Financial Services for the Exclusive Benefit of our Customers One World Financial Center 200 Liberty, 4th Floor New York, NY 10281-1003	13.47%

Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

FOREIGN INVESTMENTS

If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Fund; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Trustee from the Fund for its most recent fiscal year, if applicable; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of December 7, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex

John F. Donahue*†# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Fund and 42 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$2,259.21	$116,760.63 for the Fund and 42 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$2,314.61	$128,455.37 for the Fund and 42 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$2,259.21	$73,191.21 for the Fund and 36 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$2,103.88	$93,190.48 for the Fund and 36 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$2,103.88	$116,760.63 for the Fund and 42 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$2,159.28	$109,153.60 for the Fund and 42 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE

Director or Trustee of some of the Federated Fund Complex; Management Consultant; formerly: Executive Vice President, Legal and External Affairs, DVC Group, Inc. (formerly, Dugan Valva Contess, Inc.) (marketing, communications, technology and consulting).

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

		$1,706.26	$102,573.91 for the Fund and 39 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations and technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$2,159.28	$128,455.37 for the Fund and 42 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner; conference coordinator.	$2,103.88	$116,760.63 for the Fund and 42 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$1,550.93	$94,536.85 for the Fund and 38 other investment companies in the Fund Complex

J. Christopher Donahue*† Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TRUSTEE AND PRESIDENT

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; President, Chief Executive Officer and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; President, Chief Executive Officer and Director, Federated Global Investment Management Corp.; President and Chief Executive Officer, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; formerly: President, Federated Investment Counseling.

		$0	$0 for the Fund and 29 other investment companies in the Fund Complex

J. Thomas Madden Birth Date: October 22, 1945 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER

Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Investment Management Company and Passport Research, Ltd.; Director, Federated Global Investment Management Corp. and Federated Investment Management Company; Vice President, Federated Investors, Inc.; formerly: Executive Vice President and Senior Vice President, Federated Investment Counseling Institutional Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.

		$0	$0 for the Fund and 10 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT

President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Trustee, Federated Administrative Services; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex; CEO and Chairman, Federated Administrative Services; Vice President, Federated Investment Management Company, Federated Investment Counseling, Federated Global Investment Management Corp. and Passport Research, Ltd.; Director and Executive Vice President, Federated Securities Corp.; Director, Federated Services Company; Trustee, Federated Shareholder Services Company.

		$0	$0 for the Fund and 41 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Fund and 42 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Fund and 40 other investment companies in the Fund Complex

Michael P. Donnelly Birth Date: November 26, 1961 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Michael P. Donnelly has been the Fund's Portfolio Manager since November 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst. He served as a Portfolio Manager from 1994 to 1998 and became a Senior Portfolio Manager in 1998. He was a Vice President of the Fund's Adviser from 1994 to 1999. In May 1999, Mr. Donnelly became a Senior Vice President of the Fund's Adviser. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.	$0	$0 for the Fund and 1 other investment company in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Fund and 42 other investment companies in the Fund Complex

* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the 1940 Act.

# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

† Mr. Donahue is the father of J. Christopher Donahue, Trustee and President of the Fund.

INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive or reimburse the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 1.00% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

Research Services

Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

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For the fiscal year ended, October 31, 2000, the Fund's Adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $666,137,938 for which the Fund paid $1,060,512 in brokerage commissions.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT AUDITORS

The independent auditor for the Fund, Deloitte & Touche LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement in accordance with accounting principles generally accepted in the United States of America.

FEES PAID BY THE FUND FOR SERVICES

For the Year Ended October 31	2000	1999	1998

Advisory Fee Earned	$10,334,324	$10,913,624	$9,348,739

Advisory Fee Reduction	0	0	0

Advisory Fee Reimbursement	453	0	0

Brokerage Commissions	1,499,317	58,562	1,417,358

Administrative Fee	1,161,368	1,244,700	1,033,896

Shareholder Services Fee	2,405,820	2,383,748	N/A

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?

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The Fund may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

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The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

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Total returns are given for the one-year, five-year and ten-year periods ended October 31, 2000.

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Yield is given for the 30-day period ended October 31, 2000.

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	30-Day Period	1 Year	5 Years	10 Years

Total Return	N/A	5.49%	17.10%	17.85%

Yield	0.90%	N/A	N/A	N/A

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time.

Dow Jones Industrial Average (DJIA)

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Represents share prices of selected blue-chip corporations. The DJIA indicates daily changes in the average price of stocks these corporations. Because it represents the top corporations of America, the DJIA's index movements are leading economic indicators for the stock market as a whole.

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Standard & Poor's Daily Stock Price Index of 500 Common Stocks (S&P 500)

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A composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S&P's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in S&P figures.

Morningstar, Inc.

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An independent rating service, is the publisher of the bi-weekly Mutual Fund Values, which rates more than 1,000 NASDAQ- listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars and ratings are effective for two weeks.

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Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds

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In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

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Equity Funds

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In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

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Corporate Bond Funds

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In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

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Government Funds

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In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.

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Money Market Funds

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In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.

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The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

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MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients

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Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

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Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

FEDERATED STOCK TRUST

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors

Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.	OTHER INFORMATION
Item 23.	Exhibits:
	(a)	Conformed copy of the Amended and Restated Declaration of Trust of the Registrant; +
		(i)	Conformed copy of Amendment No. 4 to the Amended and Restated Declaration of Trust dated May 19, 2000; +
	(b)	Copy of the Amended and Restated By-Laws of the Registrant; (17)
		(i)	Copy of Amendment No. 6 to the By-Laws of the Registrant; (17)
		(ii)	Copy of Amendment No. 7 to the By-Laws of the Registrant; (17)
		(iii)	Copy of Amendment No. 8 to the By-Laws of the Registrant; (17)
	(c)	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (13)
	(d)	Conformed copy of Investment Advisory Contract of the Registrant; (13)
	(e)	(i)	Conformed copy of the Distributor's Contract; (13)
		(ii)	The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Number 33-38550 and 811-6269).
	(f)	Not applicable;
	(g)	(i)	Conformed copy of the Custodian Agreement of the Registrant; (12)
		(ii)	Conformed copy of Custodian Fee Schedule; (15)
	(h)	(i)	Conformed copy of Amended and Restated Shareholder Services Agreement; (15)
		(ii)	Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)

+	All exhibits have been filed electronically.
12.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)
13.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)
15.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on October 24, 1997. (File Nos. 2-75756 and 811-3385)
17.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 30, 1998. (File Nos. 2-75756 and 811-3385)
(iii) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996 (File Nos. 2-75670 and 811-3375).
(iv) The responses described in Item 23(e)(ii) are hereby incorporated by reference.
(i)	Conformed copy of the Opinion and Consent of Counsel as to legality of shares being registered; (12)
(j)	Conformed copy of Consent of Independent Auditors; +
(k)	Not applicable;
(l)	Conformed Copy of the Initial Capital Understanding; (13)
(m)	Not applicable;
(n)	Not applicable;
(o)	(i) Conformed copy of Power of Attorney of the Registrant; +
(ii) Conformed copy of Power of Attorney of Chief Investment Officer of the Registrant; +
(p)	The Registrant hereby incorporates the copy of the Code of Ethics for Access Persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on form N-1A filed with the Commission on February 25, 2000 (File Nos. 33-31602 and 811-5950).
Item 24.	Persons Controlled by or Under Common Control With the Fund: None
Item 25.	Indemnification: (8)

+	All exhibits have been filed electronically.
8.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on December 22, 1988. (File Nos. 2-75756 and 811-3385)
12.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)
13.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)
Item 26.	Business and Other Connections of Investment Advisor:
For a description of the other business of the investment adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under “Who Manages and Provides Services to the Fund?” The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.
The remaining Officers of the investment adviser are:
	Executive Vice Presidents:	William D. Dawson, III Henry A. Frantzen J. Thomas Madden
Senior Vice Presidents:	Stephen F. Auth
Joseph M. Balestrino
David A. Briggs
Jonathan C. Conley
Deborah A. Cunningham
Michael P. Donnelly
Linda A. Duessel
Mark E. Durbiano
James E. Grefenstette
Jeffrey A. Kozemchak
Sandra L. McInerney
Susan M. Nason
Mary Jo Ochson
Robert J. Ostrowski
Bernard A. Picchi
Peter Vutz
Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Arthur J. Barry
Randall S. Bauer
G. Andrew Bonnewell
Micheal W. Casey
Robert E. Cauley
Lee R. Cunningham, II
Alexandre de Bethmann
B. Anthony Delserone, Jr.
Donald T. Ellenberger
Eamonn G. Folan
Kathleen M. Foody-Malus
Thomas M. Franks
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
William R. Jamison
Constantine J. Kartsonas
Robert M. Kowit
Richard J. Lazarchic
Steven J. Lehman
Marian R. Marinack
Christopher Matyszewski
Joseph M. Natoli
Jeffrey A. Petro
John Quartarolo
Keith J. Sabol
Ihab Salib
Frank Semack
Aash M. Shah
Michael W. Sirianni, Jr.
Christopher Smith
Edward J. Tiedge
Timothy G. Trebilcock
Leonardo A. Vila
Paige M. Wilhelm
Richard Winkowski
Lori A. Wolff
George B. Wright
Assistant Vice Presidents:	Catherine A. Arendas
Angela Auchey
Nancy J. Belz
Regina Chi
James R. Crea, Jr.
Karol M. Krummie
Fred B. Crutchfield
James H. Davis, II
Joseph DelVecchio
Paul S. Drotch
Salvatore A. Esposito
John T. Gentry
David Gilmore
Nikola A. Ivanov
Carol Kayworth
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Ted T. Lietz, Sr.
Monica Lugani
Natalie F. Metz
Theresa Miller
Thomas Mitchell
Bob Nolte
Mary Kay Pavuk
Rae Ann Rice
Roberto Sanchez-Dahl, Sr.
Sarath Sathkumara
James W. Schaub
John Sidawi
Diane R. Startari
Diane Tolby
Michael R. Tucker
Steven J. Wagner
	Secretary:	G. Andrew Bonnewell
	Treasurer:	Thomas R. Donahue
	Assistant Secretaries:	C. Grant Anderson Leslie K. Ross
	Assistant Treasurer:	Denis McAuley, III
The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
Item 27.	Principal Underwriters:
(a)	Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.
(b)
(1) Name and Principal Business Address	(2) Positions and Offices With Distributor	(3) Positions and Offices With Registrant
Richard B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Chairman, Federated Securities Corp.	Vice President
Arthur L. Cherry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Federated Investors Corp.	--
John B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Institutional Sales and Director, Federated Securities Corp.	--
Thomas R. Donahue Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Executive Vice Vice President and Assistant Secretary, Federated Securities Corp.	--
James F. Getz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Broker/Dealer and Director, Federated Securities Corp.	--
David M. Taylor Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Executive Vice President, Federated Securities Corp.	--
Mark W. Bloss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Richard W. Boyd Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Laura M. Deger Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Theodore Fadool, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Bryant R. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Christopher T. Fives Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James S. Hamilton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James M. Heaton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Keith Nixon Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Solon A. Person, IV Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Ronald M. Petnuch Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Timothy C. Pillion Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Thomas E. Territ Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
John M. Albert Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ernest G. Anderson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Teresa M. Antoszyk Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John B. Bohnet Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jane E. Broeren-Lambesis Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Matthew W. Brown Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David J. Callahan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark Carroll Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Steven R. Cohen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mary J. Combs Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
R. Edmond Connell, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Kevin J. Crenny Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Daniel T. Culbertson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Michael Cullen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Marc C. Danile Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert J. Deuberry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Doyle Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark D. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Timothy Franklin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp	--
Mark A. Gessner Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Joseph D. Gibbons Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John K. Goettlicher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Tad Gullickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Scott Gundersen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dayna C. Haferkamp Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Anthony J. Harper Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Bruce E. Hastings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Charlene H. Jennings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
H. Joseph Kennedy Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael W. Koenig Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ed Koontz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dennis M. Laffey Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Christopher A. Layton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael H. Liss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael R. Manning Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Amy Michalisyn Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark J. Miehl Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard C. Mihm Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Alec H. Neilly Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas A. Peter III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Raleigh Peters Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert F. Phillips Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard A. Recker Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Eugene B. Reed Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul V. Riordan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John Rogers Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Brian S. Ronayne Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas S. Schinabeck Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Segura Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward L. Smith Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David W. Spears Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John A. Staley Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Colin B. Starks Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jeffrey A. Stewart Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Tustin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul A. Uhlman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard B. Watts Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Terence Wiles Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Wojnarowski Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael P. Wolff Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert W. Bauman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Edward R. Bozek Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Charles L. Davis, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Beth C. Dell Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Donald C. Edwards Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
John T. Glickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Ernest L. Linane Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Renee L. Martin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Lynn Sherwood-Long Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Kirk A. Montgomery Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Secretary, Federated Securities Corp.	--
Denis McAuley, III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Treasurer, Federated Securities Corp.	--
Timothy S. Johnson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--
Victor R. Siclari Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--

     (c) Not applicable.

Item 28.	Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:
Registrant	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779 (Notices should be sent to the Agent for Service at above address)
Federated Investors Funds	5800 Corporate Drive Pittsburgh, PA 15237-7000
Federated Shareholder Services Company ("Transfer Agent and Dividend Disbursing Agent")	P.O. Box 8600 Boston, MA 02266-8600
Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company ("Custodian")	P.O. Box 8600 Boston, MA 02266-8600
Item 29.	Management Services: Not applicable.
Item 30.	Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of December 2000.

              FEDERATED STOCK TRUST
              BY: /s/ Amanda J. Reed
              Amanda J. Reed, Assistant Secretary
              Attorney in Fact for John F. Donahue
              December 27, 2000

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ Amanda J. Reed Amanda J. Reed ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	December 27, 2000
John F. Donahue*	Chairman and Trustee (Chief Executive Officer)
J. Christopher Donahue*	President and Trustee
Richard J. Thomas*	Treasurer (Principal Financial and Accounting Officer)
J. Thomas Madden*	Chief Investment Officer
Thomas G. Bigley*	Trustee
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
Lawrence D. Ellis, M.D.*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
John E. Murray, Jr.*	Trustee
Marjorie P. Smuts*	Trustee
John S. Walsh*	Trustee

* By Power of Attorney